Long-Term Debt (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2014	Dec. 31, 2012	Jul. 24, 2007	Feb. 29, 2012
Long-term debt [Line Items]
Vehicle capital leases	32,000,000		$ 16,000,000
Less current portion	(39,000,000)	(39,000,000)	(43,000,000)
Total long-term debt	3,867,000,000	3,020,000,000	3,881,000,000
Parent Issuer
Long-term debt [Line Items]
Total long-term debt	14,000,000
Senior secured term loan facility maturing in 2014 (Tranche A)
Long-term debt [Line Items]
Long-term debt			1,219,000,000
Aggregate principal amount				2,650,000,000
Senior secured term loan facility maturing in 2014 (Tranche A) | Maximum
Long-term debt [Line Items]
Debt secured as a percentage of capital stock of foreign subsidiary owned by entity or any guarantor	65.00%
Senior secured term loan facility maturing in 2017 (Tranche B)
Long-term debt [Line Items]
Long-term debt	991,000,000		1,001,000,000
Borrowing margin (as a percent)	4.25%
Senior secured term loan facility maturing in 2017 (Tranche C)
Long-term debt [Line Items]
Long-term debt	1,198,000,000
Unamortized portion of premium received	10,000,000
7% 2020 Notes
Long-term debt [Line Items]
Long-term debt	750,000,000		750,000,000
Interest rate (as a percent)	7.00%		7.00%
8% 2020 Notes
Long-term debt [Line Items]
Long-term debt	602,000,000		603,000,000
Interest rate (as a percent)	8.00%		8.00%		8.00%
Unamortized portion of premium received	2,000,000		3,000,000
Repayment of principal amount	100,000,000
Revolving credit facility maturing in 2017
Long-term debt [Line Items]
Available borrowing capacity	324,000,000
Letters of credit outstanding	0		0
7.10% notes maturing in 2018
Long-term debt [Line Items]
Long-term debt	71,000,000		69,000,000
Interest rate (as a percent)	7.10%		7.10%
7.45% notes maturing in 2027
Long-term debt [Line Items]
Long-term debt	159,000,000		156,000,000
Interest rate (as a percent)	7.45%		7.45%
7.25% notes maturing in 2038
Long-term debt [Line Items]
Long-term debt	63,000,000		62,000,000
Interest rate (as a percent)	7.25%		7.25%
Other
Long-term debt [Line Items]
Long-term debt	40,000,000		48,000,000
Pre-funded letter of credit facility
Long-term debt [Line Items]
Available borrowing capacity	150,000,000
Letters of credit outstanding	135,000,000
Unused commitments	3,000,000
Available borrowing capacity if credit facility amended	138,000,000
Fleet Agreement
Long-term debt [Line Items]
Variable rate basis	one month LIBOR
Borrowing margin (as a percent)	2.45%
Senior secured term loan facility maturing in 2014 (Tranche A) | London inter-bank offered rate
Long-term debt [Line Items]
Variable rate basis	adjusted London inter bank offered rate
Borrowing margin (as a percent)	2.50%
Senior secured term loan facility maturing in 2014 (Tranche A) | Alternate base rate
Long-term debt [Line Items]
Variable rate basis	alternate base rate
Borrowing margin (as a percent)	1.50%